Accounts receivable and other - Summary of Accounts Receivable and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Trade receivables	$ 35,649	$ 35,107
Value added tax and other taxes recoverable	12,171	17,658
Other receivables and advances	5,843	10,756
Prepaid expenses and deposits	19,359	11,789
Marketable securities	194	3,828
Accounts receivable and other	$ 73,216	$ 79,138